Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (6,187,511)	$ (9,579,760)	$ 1,896,188
Net loss/(income) from discontinued operations, net of tax		9,944,851	(1,954,515)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Loss (Gain) on disposals of equipment	7,944	(89,943)	679,635
Allowance for credit losses	2,602,475	(521,454)	814,882
Amortization of deferred financing fees		106	223,904
Depreciation for property and equipment	804,918	878,565	2,193,898
Deferred income tax (benefit) expenses		(115,593)	(187,201)
Equity incentive plans	2,387,941
Changes in operating assets and liabilities:
Accounts receivable	9,921,295	(15,080,021)	(370,912)
Prepayments	4,787,460	(8,861,530)	4,446,773
Other receivables	(7,666)	(89,881)	7,335,742
Loans receivable	2,033,257	(3,040,646)	(16,621,319)
Deposits	212,880	77,456	(99,445)
Accounts payable	(13,884,235)	11,118,176	1,686,462
Other payables and accrued liabilities	(5,194,838)	3,117,965	(6,833,769)
Tax payables	(77,228)	(109,648)	126,848
Net cash provided/(used in) by continuing operating activities	(2,593,308)	(12,351,357)	(6,662,829)
Net cash provided/(used in) by discontinued operating activities		2,271,892	2,708,874
Net cash provided/(used in) operating activities	(2,593,308)	(10,079,465)	(3,953,955)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of equipment	(103,972)		(12,243)
Proceeds from disposal of equipment	24,757	89,950	24,906
Investments in equity method investees	(501,149)		2,714,240
Net cash provided/(used in) by continuing investing activities	(580,364)	89,950	2,726,903
Net cash provided/(used in) by discontinued investing activities
Net cash provided/(used in) investing activities	(580,364)	89,950	2,726,903
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	2,144,770	2,896,570	20,528,594
Repayment of short-term bank borrowings	(2,679,781)	(5,178,651)	(17,070,793)
Proceeds from long-term bank borrowings	716,370	242,864	444,345
Repayment of long-term bank borrowings	(1,020,631)	(547,485)	(92,594)
Proceeds from other financial institutions		14,290,807
Repayments of loans from other financial institutions		(1,250,461)
Repayments of obligations under capital leases		(40,151)	(417,165)
Amounts advanced from related parties	717,121	3,672,219	949,020
Repayments to related parties	(1,386,765)	(2,047,951)	(1,455,845)
Proceeds from private placement	2,000,000
Net cash provided/(used in) by continuing financing activities	491,084	12,037,761	2,885,562
Net cash provided/(used in) by discontinued financing activities		(3,484,697)	(2,092,305)
Net cash provided/(used in) financing activities	491,084	8,553,064	793,257
Effect of exchange rate change on cash and restricted cash	(295,555)	(246,119)	368,989
Net (decrease) increase in cash and restricted cash	(2,978,143)	(1,682,571)	(64,806)
Cash, restricted cash at beginning of the year	3,676,382	5,687,311	5,752,117
Cash, restricted cash at end of the year	698,239	4,004,740	5,687,311
Less: Cash and restricted cash of discontinued operations at end of the year		328,358	1,834,006
Cash and restricted cash of continuing operations at end of the year	698,239	3,676,382	3,853,305
Supplemental disclosure of cash flow information:
Interest paid	241,475	611,713	290,107
Income tax paid	182,628	195,237	77,177
Supplemental non-cash investing and financing information:
Non-cash capital leases to acquire revenue equipment	139,000	52,977
Uncollected receivable from disposal of revenue equipment	$ 9,035